Earnings per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - CAD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Earnings per share [abstract]
Outstanding options excluded from calculation of diluted earnings per share	2,319,723	688,123	729,807
Weighted average Exercise price of average outstanding share options excluded from the calculation of diluted earnings per share	$ 114.29	$ 120.02	$ 111.69